Finance income/(expenses) and foreign exchange gain/(losses), net (Details Narrative) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Foreign exchange loss	€ 10.7
Foreign exchange gain		€ 8.7